Annual Fund Operating Expenses - SIT MID CAP GROWTH FUND INC - SIT MID CAP GROWTH FUND INC	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Expenses (as a percentage of Assets)	1.25%